Warrants - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 shares	Aug. 11, 2023 shares	Aug. 10, 2023 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	14,215,112	14,215,112	14,215,112	15,819,000		14,266,605	14,266,605
Exercise price of warrants (in dollars per share) | $ / shares							$ 11.50
Payments for repurchase of warrants | $			$ 20	$ 0
Class of warrant or right, threshold number of days for warrants to be transferable	30 days		30 days
Warrant and SEPA liabilities | $	$ 14,580	$ 17,100	$ 17,100	$ 369			$ 28,927
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	8,281,779	8,281,779	8,281,779				8,333,272
Class of warrant or right, number of securities called by each warrant or right (in shares)		8,333,272	8,333,272		1		1
Exercise price of warrants (in dollars per share) | $ / shares		$ 11.50	$ 11.50				$ 11.50
Warrants repurchased (in shares)		51,493	51,493
Payments for repurchase of warrants | $		$ 20	$ 20
Public warrants, term	5 years
Class of warrant or right, redemption price (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Warrant redemption condition, share price (in dollars per share) | $ / shares	$ 18.00		$ 18.00
Class of warrant or right, conversion terms, threshold trading days | D	20		20
Class of warrant or right, conversion terms, threshold consecutive trading days | D	30		30
Warrant and SEPA liabilities | $	$ 8,281	$ 9,855	$ 9,855				$ 1,500
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Threshold number of business days before sending notice of redemption to warrant holders | D	30		30
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	5,933,333	5,933,333	5,933,333				5,933,333
Class of warrant or right, number of securities called by each warrant or right (in shares)		5,933,333	5,933,333
Warrant and SEPA liabilities | $	$ 5,933	$ 7,061	$ 7,061				$ 1,068